FAIR VALUE MEASUREMENTS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative liability - Conversion Feature	$ 1,322,800	$ 1,253,000
Derivative liability	1,322,800	1,253,000	1,381,000
Fair Value Measurement Using, Level 1 [Member]
Derivative liability - Conversion Feature
Derivative liability
Fair Value Measurement Using, Level 2 [Member]
Derivative liability - Conversion Feature
Derivative liability
Fair Value Measurement Using, Level 3 [Member]
Derivative liability - Conversion Feature	1,322,800	1,253,000
Derivative liability	$ 1,322,800	$ 1,253,000